14 WARRANTS	12 Months Ended
Dec. 31, 2016
Temporary Equity Disclosure [Abstract]
WARRANTS

NOTE 14.          WARRANTS:

Below is a table summarizing the Company's outstanding warrants for the year ended December 31, 2016:

	Number of Shares	Weighted Avg. Exercise Price	Weighted Avg. Remaining Term	Intrinsic Value
Outstanding at December 31, 2015	2,777,777	1.80	4.41	$13,333,330
Granted	1,000,000	6.00	-	-
Exercised	1,111,111	1.80	-	-
Outstanding at December 31, 2016	2,666,666	1.80	3.90	$15,444,440

For the year ended December 31, 2016 and December 31, 2015, the Company incurred no warrants based expense.